Recapitalization Costs (Tables)	12 Months Ended
Jun. 30, 2025
Recapitalization Costs
Schedule of Recapitalization Costs

The following table displays the calculation of the listing costs recognized for the year ended June 30, 2024:

	Number of
	shares/warrants	At Closing Date
		AUD$
Net deficit from SPAC transferred to the Company	-	7,048,439
Class A Ordinary Shares	1,066,168	-
Founder shareholders and other advisors	2,666,900	-
Total shares issued to SPAC	3,733,068	-
Diluted share price at Closing Date	4.32	-
Total value transferred to the SPAC	-	16,126,854
Recapitalization costs	-	23,210,293